Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2021	Jan. 14, 2021	Jul. 02, 2020	Jul. 01, 2020	Feb. 18, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 07, 2020	Dec. 31, 2019
Sale of Stock [Line Items]
Conversion of convertible preferred stock to common stock upon closing of Initial Public Offering (IPO) (shares)			31,557,107	31,557,107		31,557,107		31,557,107
Common stock, authorized (shares)							200,000,000	200,000,000	200,000,000	52,000,000
Common stock, par value (usd per share)							$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (shares)							10,000,000	10,000,000	10,000,000
Preferred stock, par value (usd per share)							$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, issued (shares)							0	0
Preferred stock, outstanding (shares)							0	0
Affiliated entity | The Lemonade Foundation
Sale of Stock [Line Items]
Contribution to the Lemonade Foundation (shares)					500,000		500,000	500,000
IPO
Sale of Stock [Line Items]
Common stock sold (shares)			12,650,000
Common stock sold, price (usd per share)			$ 29
Net proceeds from sale			$ 335.6
Underwriter's option
Sale of Stock [Line Items]
Common stock sold (shares)		718,647	1,650,000
Net proceeds from sale	$ 114.6	$ 114.6
Follow On Offering
Sale of Stock [Line Items]
Common stock sold (shares)		3,300,000
Net proceeds from sale		$ 525.7
Follow On Offering, Selling Shareholders
Sale of Stock [Line Items]
Common stock sold (shares)		1,524,314
Follow On Offering, Selling Shareholders | The Lemonade Foundation
Sale of Stock [Line Items]
Common stock sold (shares)		100,000